Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2022
Cost of revenue [Abstract]
Costs of revenue
The details of our cost of revenue by type are as follows:

For the years ended December 31	2022	2021
Site operating costs	$(81,769)	$(61,688)
Depreciation	(93,880)	(23,288)
Total cost of revenue	$(175,649)	$(84,976)